Schedule of Investments (unaudited)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.5%
iShares Core U.S. Aggregate Bond ETF(a)	50,516	$5,006,641

Total Investment Companies
(Cost: $4,981,696)		5,006,641

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(b)	20,000	20,000

Total Short-Term Securities — 0.4%
(Cost: $20,000)		20,000

Total Investments in Securities — 96.9%
(Cost: $5,001,696)		5,026,641

Other Assets Less Liabilities — 3.1%		159,117

Net Assets — 100.0%		$5,185,758

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$238	(b)	$—		$(238)	$—	$—	—	$71	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—		(160,000	)(b)	—	—	20,000	20,000	3,517		—
iShares Core U.S. Aggregate Bond ETF	4,717,779	106,621		(165,359)		(5,178)	352,778	5,006,641	50,516	130,895		—
						$(5,416)	$352,778	$5,026,641		$134,483		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
4.86%	Annual	5.38%	Annual	N/A	07/05/25	USD	200	$(202)	$—	$(202)
		1-Day SOFR,
2.87%	Annual	5.38%	Annual	N/A	07/11/25	USD	310	5,287	1	5,286
		1-Day SOFR,
2.83%	Annual	5.38%	Annual	N/A	08/04/25	USD	30	542	—	542
		1-Day SOFR,
3.14%	Annual	5.38%	Annual	N/A	08/23/25	USD	10	155	—	155

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
4.04%	Annual	5.38%	Annual	N/A	12/30/25	USD	30	$152	$—	$152
		1-Day SOFR,
3.69%	Annual	5.38%	Annual	N/A	01/27/26	USD	50	485	—	485
		1-Day SOFR,
3.66%	Annual	5.38%	Annual	N/A	02/06/26	USD	20	202	—	202
		1-Day SOFR,
3.58%	Annual	5.38%	Annual	N/A	04/11/26	USD	20	219	—	219
		1-Day SOFR,
3.73%	Annual	5.38%	Annual	N/A	05/04/26	USD	10	84	—	84
		1-Day SOFR,
4.45%	Annual	5.38%	Annual	N/A	07/05/26	USD	450	(2,437)	3	(2,440)
		1-Day SOFR,
4.43%	Annual	5.38%	Annual	N/A	07/07/26	USD	40	(210)	5	(215)
		1-Day SOFR,
4.56%	Annual	5.38%	Annual	N/A	11/14/26	USD	40	(454)	—	(454)
		1-Day SOFR,
4.29%	Annual	5.38%	Annual	N/A	02/26/27	USD	40	(322)	—	(322)
		1-Day SOFR,
4.39%	Annual	5.38%	Annual	N/A	04/11/27	USD	100	(1,176)	—	(1,176)
		1-Day SOFR,
2.91%	Annual	5.38%	Annual	N/A	07/01/27	USD	15	395	—	395
		1-Day SOFR,
2.80%	Annual	5.38%	Annual	N/A	07/11/27	USD	380	11,246	2	11,244
		1-Day SOFR,
3.08%	Annual	5.38%	Annual	N/A	09/02/27	USD	10	221	—	221
		1-Day SOFR,
4.20%	Annual	5.38%	Annual	N/A	10/24/27	USD	10	(112)	1	(113)
		1-Day SOFR,
4.17%	Annual	5.38%	Annual	N/A	11/03/27	USD	10	(105)	—	(105)
		1-Day SOFR,
3.98%	Annual	5.38%	Annual	N/A	07/05/28	USD	380	(3,455)	3	(3,458)
		1-Day SOFR,
3.97%	Annual	5.38%	Annual	N/A	07/07/28	USD	30	(265)	4	(269)
		1-Day SOFR,
2.88%	Annual	5.38%	Annual	N/A	07/01/29	USD	15	517	—	517
		1-Day SOFR,
2.78%	Annual	5.38%	Annual	N/A	07/11/29	USD	320	12,417	3	12,414
		1-Day SOFR,
2.64%	Annual	5.38%	Annual	N/A	08/22/29	USD	20	921	—	921
		1-Day SOFR,
3.60%	Annual	5.38%	Annual	N/A	10/07/29	USD	10	19	—	19
		1-Day SOFR,
4.06%	Annual	5.38%	Annual	N/A	10/24/29	USD	12	(239)	—	(239)
		1-Day SOFR,
3.62%	Annual	5.38%	Annual	N/A	12/30/29	USD	10	8	—	8
		1-Day SOFR,
3.32%	Annual	5.38%	Annual	N/A	02/07/30	USD	15	232	—	232
		1-Day SOFR,
3.32%	Annual	5.38%	Annual	N/A	05/04/30	USD	10	161	—	161
		1-Day SOFR,
3.46%	Annual	5.38%	Annual	N/A	06/07/30	USD	15	126	—	126
		1-Day SOFR,
3.76%	Annual	5.38%	Annual	N/A	07/05/30	USD	320	(2,250)	4	(2,254)
		1-Day SOFR,
3.75%	Annual	5.38%	Annual	N/A	07/07/30	USD	30	(206)	11	(217)
		1-Day SOFR,
3.98%	Annual	5.38%	Annual	N/A	08/07/30	USD	15	(287)	—	(287)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
4.02%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/07/30	USD	20	$(433)	$1	$(434)
4.26%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/14/30	USD	40	(1,430)	1	(1,431)
3.98%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/21/31	USD	50	(1,060)	—	(1,060)
4.02%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/04/31	USD	20	(472)	—	(472)
4.17%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/07/31	USD	30	(985)	1	(986)
2.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/01/32	USD	10	494	—	494
2.81%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/32	USD	210	11,639	3	11,636
2.61%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/22/32	USD	10	699	—	699
2.80%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/25/32	USD	10	568	—	568
2.93%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/02/32	USD	10	479	—	479
3.56%	Annual	1-Day SOFR, 5.38%	Annual	N/A	12/30/32	USD	10	40	—	40
3.81%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/06/33	USD	10	(140)	1	(141)
3.42%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/07/33	USD	20	302	—	302
3.61%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/05/33	USD	210	229	3	226
3.60%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/07/33	USD	15	23	35	(12)
3.92%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/07/33	USD	10	(226)	—	(226)
3.94%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/18/33	USD	20	(494)	8	(502)
3.95%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/26/34	USD	25	(646)	1	(647)
3.93%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/21/34	USD	20	(493)	1	(494)
3.99%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/11/34	USD	30	(872)	1	(873)
2.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/37	USD	130	10,438	2	10,436
2.68%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/22/37	USD	10	1,027	—	1,027
2.86%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/25/37	USD	7	587	—	587
3.53%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/05/38	USD	140	2,255	3	2,252
3.53%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/07/38	USD	10	161	37	124
3.96%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/07/38	USD	10	(302)	—	(302)
3.93%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/21/39	USD	10	(275)	—	(275)
2.86%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/42	USD	125	13,639	3	13,636
2.67%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/22/42	USD	10	1,354	—	1,354

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
2.84%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/25/42	USD	10	$1,135	$—	$1,135
3.48%	Annual	1-Day SOFR, 5.38%	Annual	N/A	12/30/42	USD	5	143	—	143
3.45%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/05/43	USD	140	4,642	4	4,638
3.46%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/07/43	USD	14	450	73	377
3.60%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/09/44	USD	10	129	—	129
2.76%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/47	USD	105	14,545	4	14,541
2.56%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/05/47	USD	15	2,534	—	2,534
3.08%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/05/47	USD	10	880	1	879
3.11%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/17/48	USD	5	416	—	416
3.32%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/05/48	USD	130	6,514	4	6,510
3.34%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/07/48	USD	10	480	54	426
3.75%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/18/48	USD	15	(277)	6	(283)
3.52%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/09/49	USD	10	176	1	175
2.70%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/24/52	USD	3	455	—	455
2.65%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/52	USD	75	12,196	3	12,193
2.92%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/12/53	USD	10	1,131	—	1,131
3.24%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/24/53	USD	10	585	1	584
3.20%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/05/53	USD	70	4,548	3	4,545
3.22%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/07/53	USD	15	929	102	827
3.69%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/07/53	USD	10	(229)	—	(229)
3.44%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/09/54	USD	10	214	—	214
3.75%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/04/54	USD	10	(365)	—	(365)
								$109,006	$394	$108,612

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$5,006,641	$—	$—	$5,006,641
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$5,026,641	$—	$—	$5,026,641
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$129,095	$—	$129,095
Liabilities
Interest Rate Contracts	—	(20,483)	—	(20,483)
	$—	$108,612	$—	$108,612

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate